Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Advances to suppliers	¥ 106,666		¥ 66,421
Other receivables	48,322		17,732
Prepayment for equipment	18,493		13,870
Lease hold improvement	6,643		4,735
Expected return assets	3,189		4,106
Other current assets	135		219
Total	183,448		107,083
Less: non-current portion	(27,321)	$ (4,287)	(19,803)
Prepaid expenses and other current assets	¥ 156,127	$ 24,500	¥ 87,280